Intangible Assets - Schedule of Capital Commitments for the Future Purchase of Intangible Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capital Commitments for the Future Purchase of Intangible Assets [Line Items]
Total commitments	$ 7	$ 5
Less than 1 year [Member]
Schedule of Capital Commitments for the Future Purchase of Intangible Assets [Line Items]
Total commitments	$ 7	$ 5